Information on Geographical Areas - Summary of Additional Information by Country (Detail) € in Millions		12 Months Ended
		Dec. 31, 2019 EUR (€) Employee		Dec. 31, 2018 EUR (€) Employee	Dec. 31, 2017 EUR (€) Employee
Disclosure of geographical areas [line items]
Name of principal subsidiary		ING Groep N.V.
Average number of employees at full time equivalent basis | Employee		53,431		52,233	51,504
Total Income	[1]	€ 17,125		€ 18,324	€ 18,590
Total assets		888,520	[2]	884,603	843,878
Result before tax	[1]	5,653		6,986	8,085
Taxation	[1]	€ 1,652		€ 2,116	€ 2,539
Netherlands [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		ING Bank N.V.
Main activity		Wholesale / Retail
Average number of employees at full time equivalent basis | Employee		14,415		13,600	13,141
Total Income		€ 5,198		€ 6,130	€ 6,396
Total assets		267,368		259,387	239,342
Result before tax		1,397		1,973	2,940
Taxation		€ 437		€ 738	€ 812
Australia [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		ING Bank (Australia) Ltd.
Main activity		Wholesale / Retail
Average number of employees at full time equivalent basis | Employee		1,319		1,234	1,143
Total Income		€ 701		€ 647	€ 577
Total assets		43,482		39,673	37,982
Result before tax		400		389	330
Taxation		121		118	235
Mauritius [member]
Disclosure of geographical areas [line items]
Total Income				1	1
Total assets		€ 1		920	€ 939
Result before tax				€ 1
Belgium [member] | Belgium [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		ING België N.V.
Main activity		Wholesale / Retail
Average number of employees at full time equivalent basis | Employee		7,694		8,248	8,893
Total Income		€ 2,277		€ 2,838	€ 3,041
Total assets		121,813		120,287	119,068
Result before tax		291		898	1,093
Taxation		€ 142		€ 285	€ 455
Belgium [member] | Luxembourg [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		ING Luxembourg S.A.
Main activity		Wholesale / Retail
Average number of employees at full time equivalent basis | Employee		841		791	777
Total Income		€ 292		€ 315	€ 298
Total assets		16,608		13,310	14,748
Result before tax		123		199	68
Taxation		€ 29		€ 50	€ 27
Rest of Europe [Member] | Poland [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		ING Bank Slaski S.A
Main activity		Wholesale / Retail
Average number of employees at full time equivalent basis | Employee		8,968		8,829	8,664
Total Income		€ 1,344		€ 1,229	€ 1,119
Total assets		37,220		33,040	29,976
Result before tax		533		525	444
Taxation		€ 141		€ 128	€ 112
Rest of Europe [Member] | Germany [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		ING DiBa A.G.
Main activity		Wholesale / Retail
Average number of employees at full time equivalent basis | Employee		4,639		4,625	4,587
Total Income		€ 2,141		€ 2,315	€ 2,477
Total assets		147,642		144,861	138,185
Result before tax		1,032		1,203	1,405
Taxation		€ 355		€ 397	€ 448
Rest of Europe [Member] | Romania [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Branch of ING Bank N.V.
Main activity		Wholesale / Retail
Average number of employees at full time equivalent basis | Employee		2,575		2,269	1,968
Total Income		€ 457		€ 403	€ 314
Total assets		7,424		7,112	5,940
Result before tax		221		183	135
Taxation		€ 34		€ 25	€ 23
Rest of Europe [Member] | Spain [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Branch of ING Bank N.V.
Main activity		Wholesale / Retail
Average number of employees at full time equivalent basis | Employee		1,233		1,201	1,135
Total Income		€ 706		€ 600	€ 509
Total assets		26,118		23,757	23,858
Result before tax		249		195	97
Taxation		€ 72		€ 71	€ 25
Rest of Europe [Member] | Italy [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Branch of ING Bank N.V.
Main activity		Wholesale / Retail
Average number of employees at full time equivalent basis | Employee		959		911	838
Total Income		€ 269		€ 231	€ 336
Total assets		15,726		16,991	16,728
Result before tax		(39)		(101)	(4)
Taxation		€ 4		€ (24)	€ 7
Rest of Europe [Member] | UK [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Branch of ING Bank N.V.
Main activity		Wholesale
Average number of employees at full time equivalent basis | Employee		692		672	603
Total Income		€ 594		€ 505	€ 550
Total assets		61,088		64,016	78,573
Result before tax		214		180	324
Taxation		€ 52		€ 44	€ 76
Rest of Europe [Member] | France [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary	[3]	Branch of ING Bank N.V.
Main activity	[3]	Wholesale / Retail
Average number of employees at full time equivalent basis | Employee	[3]	659		620	591
Total Income	[3]	€ 308		€ 323	€ 310
Total assets	[3]	12,058		12,063	10,678
Result before tax	[3]	70		111	93
Taxation	[3]	€ 35		€ 45	€ 32
Rest of Europe [Member] | Russia [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		ING Bank (Eurasia) Z.A.O.
Main activity		Wholesale
Average number of employees at full time equivalent basis | Employee		293		277	270
Total Income		€ 93		€ 82	€ 136
Total assets		1,499		1,449	1,607
Result before tax		68		25	78
Taxation		€ 22		€ 3	€ 20
Rest of Europe [Member] | Czech Republic [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Branch of ING Bank N.V.
Main activity		Wholesale / Retail
Average number of employees at full time equivalent basis | Employee		339		306	245
Total Income		€ 88		€ 106	€ (5)
Total assets		4,494		6,278	5,640
Result before tax		10		39	(55)
Taxation		€ 2		€ 10	€ (11)
Rest of Europe [Member] | Hungary [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Branch of ING Bank N.V.
Main activity		Wholesale
Average number of employees at full time equivalent basis | Employee		138		141	146
Total Income		€ 24		€ 40	€ 32
Total assets		1,299		1,227	1,003
Result before tax		(7)		5
Taxation		€ 2		€ 3	€ 2
Rest of Europe [Member] | Slovakia [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Branch of ING Bank N.V.
Main activity		Wholesale
Average number of employees at full time equivalent basis | Employee		703		571	497
Total Income		€ 14		€ 14	€ 14
Total assets		587		487	677
Result before tax		€ 2			2
Taxation				€ 1	€ 1
Rest of Europe [Member] | Ukraine [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		PJSC ING Bank Ukraine
Main activity		Wholesale
Average number of employees at full time equivalent basis | Employee		111		109	106
Total Income		€ 43		€ 36	€ 30
Total assets		481		368	321
Result before tax		31		22	9
Taxation		€ 9		€ 3	€ 2
Rest of Europe [Member] | Austria [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Branch of ING DiBa A.G.
Main activity		Wholesale / Retail
Average number of employees at full time equivalent basis | Employee		279		235	225
Total Income		€ 80		€ 85	€ 80
Total assets		1,441		753	682
Result before tax				18	25
Taxation		€ 1		€ 6	€ (1)
Rest of Europe [Member] | Bulgaria [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Branch of ING Bank N.V.
Main activity		Wholesale
Average number of employees at full time equivalent basis | Employee		68		69	70
Total Income		€ 12		€ 9	€ 9
Total assets		358		€ 360	268
Result before tax		€ 2			€ (2)
Rest of Europe [Member] | Ireland [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Branch of ING Bank N.V.
Main activity		Wholesale
Average number of employees at full time equivalent basis | Employee		48		47	43
Total Income		€ 71		€ 68	€ 57
Total assets		2,575		2,868	2,337
Result before tax		58		65	47
Taxation		€ 8		€ 8	€ 6
Rest of Europe [Member] | Portugal [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Branch of ING Bank N.V.
Main activity		Wholesale
Average number of employees at full time equivalent basis | Employee		12		11	11
Total Income		€ 18		€ 18	€ 14
Total assets		899		905	667
Result before tax		14		13	9
Taxation		€ 4		€ 4	€ 3
Rest of Europe [Member] | Switzerland [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Branch of ING België N.V.
Main activity		Wholesale
Average number of employees at full time equivalent basis | Employee		257		244	204
Total Income		€ 234		€ 257	€ 224
Total assets		8,577		8,266	9,737
Result before tax		126		169	145
Taxation		€ (36)		€ 35	38
North America [Member] | Canada [Member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Payvision Canada Services Ltd.
Main activity		Wholesale
Average number of employees at full time equivalent basis | Employee		1		1
Total Income		€ 3		€ 3
Total assets		€ 1		€ 2	€ 2
North America [Member] | USA [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		ING Financial Holdings Corp.
Main activity		Wholesale
Average number of employees at full time equivalent basis | Employee		626		617	564
Total Income		€ 813		€ 736	€ 724
Total assets		45,521		61,440	42,873
Result before tax		366		343	371
Taxation		€ 118		€ 61	€ 134
Latin America [Member] | Brazil [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Branch of ING Bank N.V.
Main activity		Wholesale
Average number of employees at full time equivalent basis | Employee		89		88	78
Total Income		€ 43		€ 35	€ 47
Total assets		2,921		1,974	1,184
Result before tax		27		16	16
Taxation		€ 6		€ 9	€ 4
Latin America [Member] | Colombia [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		ING Capital Colombia S.A.S.
Main activity		Wholesale
Average number of employees at full time equivalent basis | Employee		3		3	2
Total Income		€ 1		€ 1	€ 1
Total assets		€ 2		€ 2	€ 2
Latin America [Member] | Mexico [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		ING Consulting, S.A. de C.V.
Main activity		Wholesale
Average number of employees at full time equivalent basis | Employee		8		8	8
Total Income		€ 1		€ 1	€ 1
Total assets		2		2	2
Result before tax		€ (2)		€ (2)	€ (2)
Asia [Member] | China [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Branch of ING Bank N.V.
Main activity		Wholesale
Average number of employees at full time equivalent basis | Employee		89		86	81
Total Income		€ 35		€ 37	€ 35
Total assets		2,031		2,107	2,298
Result before tax		7		3	7
Taxation		€ (1)		€ 7	€ (2)
Asia [Member] | Japan [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Branch of ING Bank N.V.
Main activity		Wholesale
Average number of employees at full time equivalent basis | Employee		33		32	35
Total Income		€ 31		€ 36	€ 33
Total assets		5,109		2,300	2,238
Result before tax		22		19	17
Taxation		€ 8		€ 5	€ 11
Asia [Member] | Singapore [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Branch of ING Bank N.V.
Main activity		Wholesale
Average number of employees at full time equivalent basis | Employee		592		546	512
Total Income		€ 349		€ 340	€ 297
Total assets		27,982		32,222	25,803
Result before tax		76		176	133
Taxation		€ 13		€ 21	€ 9
Asia [Member] | Macau [Member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Payvision Macau Ltd.
Main activity		Wholesale
Asia [Member] | Hong Kong [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Branch of ING Bank N.V.
Main activity		Wholesale
Average number of employees at full time equivalent basis | Employee		128		122	108
Total Income		€ 96		€ 110	€ 94
Total assets		7,350		6,975	7,850
Result before tax		38		52	55
Taxation		€ 7		€ 8	€ 7
Asia [Member] | Philippines [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Branch of ING Bank N.V.
Main activity		Wholesale/ Retail
Average number of employees at full time equivalent basis | Employee		1,420		878	604
Total Income		€ 25		€ 17	€ 18
Total assets		412		395	322
Result before tax		(11)			6
Taxation		€ (5)		€ 3	€ 2
Asia [Member] | South Korea [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Branch of ING Bank N.V.
Main activity		Wholesale
Average number of employees at full time equivalent basis | Employee		79		80	82
Total Income		€ 60		€ 55	€ 55
Total assets		5,457		4,299	4,602
Result before tax		25		14	21
Taxation		€ 7		€ 3	€ 6
Asia [Member] | Taiwan [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Branch of ING Bank N.V.
Main activity		Wholesale
Average number of employees at full time equivalent basis | Employee		34		33	33
Total Income		€ 26		€ 23	€ 23
Total assets		2,873		2,839	3,910
Result before tax		€ 10		€ 7	€ 11
Asia [Member] | Indonesia [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		PT ING Securities Indonesia
Main activity		Wholesale
Average number of employees at full time equivalent basis | Employee				3	5
Total Income					€ 1
Total assets		€ 6		€ 6	€ 6
Asia [Member] | Malaysia [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Branch of ING Bank N.V.
Main activity		Wholesale
Average number of employees at full time equivalent basis | Employee		5		5	5
Total Income		€ 1		€ 1
Total assets		€ 166		139	€ 29
Result before tax					(1)
Asia [Member] | India [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Branch of ING Bank N.V.
Main activity		Wholesale
Total Income					1
Total assets				€ 1	2
Result before tax					€ 1
Asia [Member] | Turkey [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		ING Bank A.S.
Main activity		Wholesale / Retail
Average number of employees at full time equivalent basis | Employee		4,074		4,709	5,221
Total Income		€ 677		€ 678	€ 741
Total assets		9,927		11,521	13,798
Result before tax		304		245	267
Taxation		€ 66		€ 50	€ 54
Asia [Member] | United Arab Emirates [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		Branch of ING Bank N.V.
Main activity		Wholesale
Average number of employees at full time equivalent basis | Employee		11		11	10
Total Income		€ (1)
Result before tax		€ (2)		€ (1)	€ (2)
Other [member] | Mauritius [member]
Disclosure of geographical areas [line items]
Name of principal subsidiary		ING Mauritius Ltd.
Main activity		Investment Management
Total Income		€ 0		1	1
Total assets		1		920	939
Result before tax		€ 0		€ 1	€ 0

[1]
1 The amounts for the period ended 31 December 2019 and 2018 have been prepared in accordance with IFRS 9. The adoption of IFRS 9 led to new presentation requirements. 2017 period amounts have not been restated. 2018 amounts in other interest income and other interest expense have been updated to improve consistency and comparability.

[2]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.

[3]	Public subsidies received, as defined in article 89 of the CRD IV, amounts to EUR 0.3 million (2018: EUR 0.5 million; 2017: EUR 0.5 million).